Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000018454 | SectorAsset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.47%
C000018454 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	5.13%
C000018454 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	5.38%
C000018454 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.88%
C000018454 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.46%
C000018454 | SectorDiversified
Holdings [Line Items]
Percent of Net Asset Value	0.23%
C000018454 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	12.68%
C000018454 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.36%
C000018454 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	4.77%
C000018454 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	8.93%
C000018454 | SectorMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.37%
C000018454 | SectorMunicipal
Holdings [Line Items]
Percent of Net Asset Value	0.22%
C000018454 | SectorMutual Fund
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000018454 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	5.58%
C000018454 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	11.68%
C000018454 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.32%
C000018454 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.34%
C000018456 | SectorAsset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.47%
C000018456 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	5.13%
C000018456 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	5.38%
C000018456 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.88%
C000018456 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.46%
C000018456 | SectorDiversified
Holdings [Line Items]
Percent of Net Asset Value	0.23%
C000018456 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	12.68%
C000018456 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.36%
C000018456 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	4.77%
C000018456 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	8.93%
C000018456 | SectorMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.37%
C000018456 | SectorMunicipal
Holdings [Line Items]
Percent of Net Asset Value	0.22%
C000018456 | SectorMutual Fund
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000018456 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	5.58%
C000018456 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	11.68%
C000018456 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.32%
C000018456 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.34%
C000052177 | SectorAsset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.47%
C000052177 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	5.13%
C000052177 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	5.38%
C000052177 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.88%
C000052177 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.46%
C000052177 | SectorDiversified
Holdings [Line Items]
Percent of Net Asset Value	0.23%
C000052177 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	12.68%
C000052177 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.36%
C000052177 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	4.77%
C000052177 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	8.93%
C000052177 | SectorMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.37%
C000052177 | SectorMunicipal
Holdings [Line Items]
Percent of Net Asset Value	0.22%
C000052177 | SectorMutual Fund
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000052177 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	5.58%
C000052177 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	11.68%
C000052177 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.32%
C000052177 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.34%
C000188230 | SectorAsset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.47%
C000188230 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	5.13%
C000188230 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	5.38%
C000188230 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.88%
C000188230 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.46%
C000188230 | SectorDiversified
Holdings [Line Items]
Percent of Net Asset Value	0.23%
C000188230 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	12.68%
C000188230 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.36%
C000188230 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	4.77%
C000188230 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	8.93%
C000188230 | SectorMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.37%
C000188230 | SectorMunicipal
Holdings [Line Items]
Percent of Net Asset Value	0.22%
C000188230 | SectorMutual Fund
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000188230 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	5.58%
C000188230 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	11.68%
C000188230 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.32%
C000188230 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.34%
C000018458 | SectorAsset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.47%
C000018458 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	5.13%
C000018458 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	5.38%
C000018458 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.88%
C000018458 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.46%
C000018458 | SectorDiversified
Holdings [Line Items]
Percent of Net Asset Value	0.23%
C000018458 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	12.68%
C000018458 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.36%
C000018458 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	4.77%
C000018458 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	8.93%
C000018458 | SectorMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.37%
C000018458 | SectorMunicipal
Holdings [Line Items]
Percent of Net Asset Value	0.22%
C000018458 | SectorMutual Fund
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000018458 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	5.58%
C000018458 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	11.68%
C000018458 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.32%
C000018458 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.34%
C000018457 | SectorAsset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.47%
C000018457 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	5.13%
C000018457 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	5.38%
C000018457 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.88%
C000018457 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.46%
C000018457 | SectorDiversified
Holdings [Line Items]
Percent of Net Asset Value	0.23%
C000018457 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	12.68%
C000018457 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.36%
C000018457 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	4.77%
C000018457 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	8.93%
C000018457 | SectorMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.37%
C000018457 | SectorMunicipal
Holdings [Line Items]
Percent of Net Asset Value	0.22%
C000018457 | SectorMutual Fund
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000018457 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	5.58%
C000018457 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	11.68%
C000018457 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.32%
C000018457 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.34%
C000052178 | SectorAsset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.47%
C000052178 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	5.13%
C000052178 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	5.38%
C000052178 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.88%
C000052178 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.46%
C000052178 | SectorDiversified
Holdings [Line Items]
Percent of Net Asset Value	0.23%
C000052178 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	12.68%
C000052178 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.36%
C000052178 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	4.77%
C000052178 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	8.93%
C000052178 | SectorMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.37%
C000052178 | SectorMunicipal
Holdings [Line Items]
Percent of Net Asset Value	0.22%
C000052178 | SectorMutual Fund
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000052178 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	5.58%
C000052178 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	11.68%
C000052178 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.32%
C000052178 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.34%
C000052179 | SectorAsset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.47%
C000052179 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	5.13%
C000052179 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	5.38%
C000052179 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.88%
C000052179 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.46%
C000052179 | SectorDiversified
Holdings [Line Items]
Percent of Net Asset Value	0.23%
C000052179 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	12.68%
C000052179 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.36%
C000052179 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	4.77%
C000052179 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	8.93%
C000052179 | SectorMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.37%
C000052179 | SectorMunicipal
Holdings [Line Items]
Percent of Net Asset Value	0.22%
C000052179 | SectorMutual Fund
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000052179 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	5.58%
C000052179 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	11.68%
C000052179 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.32%
C000052179 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.34%
C000158205 | SectorAsset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.47%
C000158205 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	5.13%
C000158205 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	5.38%
C000158205 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.88%
C000158205 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.46%
C000158205 | SectorDiversified
Holdings [Line Items]
Percent of Net Asset Value	0.23%
C000158205 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	12.68%
C000158205 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.36%
C000158205 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	4.77%
C000158205 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	8.93%
C000158205 | SectorMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.37%
C000158205 | SectorMunicipal
Holdings [Line Items]
Percent of Net Asset Value	0.22%
C000158205 | SectorMutual Fund
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000158205 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	5.58%
C000158205 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	11.68%
C000158205 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.32%
C000158205 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.34%
C000158206 | SectorAsset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.47%
C000158206 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	5.13%
C000158206 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	5.38%
C000158206 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.88%
C000158206 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.46%
C000158206 | SectorDiversified
Holdings [Line Items]
Percent of Net Asset Value	0.23%
C000158206 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	12.68%
C000158206 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.36%
C000158206 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	4.77%
C000158206 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	8.93%
C000158206 | SectorMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.37%
C000158206 | SectorMunicipal
Holdings [Line Items]
Percent of Net Asset Value	0.22%
C000158206 | SectorMutual Fund
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000158206 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	5.58%
C000158206 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	11.68%
C000158206 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.32%
C000158206 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.34%
C000158207 | SectorAsset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.47%
C000158207 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	5.13%
C000158207 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	5.38%
C000158207 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.88%
C000158207 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.46%
C000158207 | SectorDiversified
Holdings [Line Items]
Percent of Net Asset Value	0.23%
C000158207 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	12.68%
C000158207 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.36%
C000158207 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	4.77%
C000158207 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	8.93%
C000158207 | SectorMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.37%
C000158207 | SectorMunicipal
Holdings [Line Items]
Percent of Net Asset Value	0.22%
C000158207 | SectorMutual Fund
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000158207 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	5.58%
C000158207 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	11.68%
C000158207 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.32%
C000158207 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.34%